Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Assets Pledges as Collateral
Assets pledged as collateral in regard to the borrowings as of December 31, 2019 are as follows:

(in millions of Won)	Bank	Book value		Pledged amount
Cash and cash equivalents	Sinhan Bank and others		26,923	26,923
Property, plant and equipment and Investment property	Korea Development Bank and others		4,420,551	4,967,168
Trade accounts and notes receivable	Korea Development Bank and others		7,498	7,498
Inventories	Export-Import Bank of Korea and others		118,824	12,650
Financial instruments	KB Kookmin Bank and others		46,217	45,017

		￦	4,620,013	5,059,256

Short-term borrowings and current portion of long-term borrowings [member]
Statement [LineItems]
Summary of Borrowings
Short-term borrowings and current portion of long-term borrowings as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	Bank	Issuance date	Maturity date	Interest rate (%)	2018		2019
Short-term borrowings
Bank overdrafts	JP Morgan and others	January, 2019~ December, 2019	January, 2020~ December, 2020	0.5~8.9	￦	294,364	159,075
Short-term borrowings	HSBC and others	January, 2019~ December, 2019	January, 2020~ December, 2020	0.2~12.7		7,193,416	5,327,258

						7,487,780	5,486,333

Current portion of long-term liabilities
Current portion of long-term borrowings	Export-Import Bank of Korea and others	November, 2004~ October, 2019	January, 2020~ December, 2020	0.7~6.6		1,234,915	1,491,934
Current portion of debentures	Korea Development Bank and others	October, 2010~ September, 2018	April, 2020~ October, 2020	1.5~4.3		1,568,108	1,571,194
Less: Current portion of discount on debentures issued						(1,184)	(1,249)

						2,801,839	3,061,879

					￦	10,289,619	8,548,212

Long-term borrowings [member]
Statement [LineItems]
Summary of Borrowings
Long-term borrowings, excluding current portion as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	Bank	Issuance date	Maturity date	Interest rate (%)	2018		2019
Long-term borrowings	Export-Import Bank of Korea and others	September, 2001~ December, 2019	February, 2021~ March, 2037	0.2~12.5	￦	4,499,199	3,827,152
Less: Present value discount						(30,526)	(24,374)
Bonds	KB Securities co.,Ltd. and others	April, 2011~ November, 2019	February, 2021~ October, 2029	1.6~5.3		5,469,580	8,124,194
Less: Discount on debentures issued						(18,602)	(33,571)

					￦	9,919,651	11,893,401